FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS	12 Months Ended
Dec. 31, 2019
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS

13.   FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS

	December 31,
	2018	2019
	RMB	RMB
Structured deposits	25,550	3,318
Equity investments, listed and at quoted market price	182	1
	25,732	3,319

The financial assets are the structured deposits with financial institutions, which are presented as current assets since they are expected to be expired within 12 months from the end of the reporting period.